Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets	$ 35,304,482,204	$ 24,153,216,752
Liabilities	28,721,128,962	19,383,966,954
Shareholders’ Equity	6,583,353,242	4,769,249,798	$ 4,482,320,552	$ 4,366,546,223
Net Income for the Year	1,763,824,213	$ 797,150,061	$ 357,608,989
Play Digital S.A.
Disclosure of subsidiaries [line items]
Assets	36,533,909
Liabilities	25,312,455
Shareholders’ Equity	11,221,454
Net Income for the Year	$ (17,052,392)